UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07503

Morgan Stanley Japan Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		York 10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	May 31, 2007

Date of reporting period:	August 31, 2006

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Japan Fund

Portfolio of Investments August 31, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (99.7%)
	Advertising/Marketing Services (1.9%)
497	Dentsu Inc.	$1,444,201

	Apparel/Footwear (4.1%)
77,000	Daidoh, Ltd.	1,208,641
278,000	Descente, Ltd.	1,234,239
34,000	Levi Strauss Japan Kabushiki Kaisha	596,847
		3,039,727
	Apparel/Footwear Retail (1.8%)
68,600	Nishimatsuya Chain Co., Ltd.	1,321,142

	Beverages: Non-Alcoholic (3.2%)
70,800	ITO EN, Ltd.	2,358,994

	Chemicals: Specialty (5.9%)
36,500	Shin-Etsu Chemical Co., Ltd.	2,080,827
267,000	Taiyo Nippon Sanso Corp.	2,327,576
		4,408,403
	Computer Peripherals (5.9%)
105,100	Roland DG Corp.	3,233,157
548	Wacom Co., Ltd.	1,167,448
		4,400,605
	Containers/Packaging (1.2%)
49,500	Pack Corp. (The)	894,248

	Electric Utilities (3.8%)
76,800	Electric Power Development Co., Ltd.	2,866,502

	Electronic Components (6.1%)
202	AXELL Corp.	724,687
24,600	Hamamatsu Photonics KK	779,821
66,100	Hoya Corp.	2,405,173
64,300	Zuken Inc.	624,644
		4,534,325
	Electronic Distributors (1.6%)
90,000	Fujitsu Devices, Inc.	1,188,752

	Electronic Equipment/Instruments (10.6%)
69,100	Canon Inc.	3,438,807
8,400	Keyence Corp.	1,939,122
41,400	Optex Co., Ltd.	1,174,793
72,000	Ricoh Co., Ltd.	1,414,231
		7,966,953
	Electronics/Appliance Stores (1.4%)
95,700	Culture Convenience Club Co., Ltd.	1,078,919

	Electronics/Appliances (0.5%)
169,000	D & M Holdings Inc.	518,449

	Engineering & Construction (1.3%)
144,000	Kandenko Co., Ltd.	1,009,902

	Financial Conglomerates (3.7%)
346	Mizuho Financial Group, Inc.	2,798,074

	Food: Specialty/Candy (2.6%)
46,900	Unicharm Petcare Corp.	1,954,333

	Industrial Machinery (3.5%)
19,600	SMC Corporation	2,620,571

	Information Technology Services (3.3%)
116,000	Hitachi Systems & Services, Ltd.	2,441,585

	Internet Retail (0.9%)
35,900	ASKUL Corp.	648,556

	Major Banks (3.8%)
253	Sumitomo Mitsui Financial Group, Inc.	2,845,846

	Metal Fabrications (1.3%)
61,500	Tsubaki Nakashima Co., Ltd.	967,963

	Miscellaneous Commercial Services (5.2%)
19,300	ART Corp.	578,918
72,000	Secom Techno Service Co., Ltd.	3,282,488
		3,861,406
	Packaged Software (1.3%)
35,000	Trend Micro Inc.	1,008,095

	Pharmaceuticals: Other (4.9%)
80,700	Hisamitsu Pharmaceutical Co., Inc.	2,269,365
57,000	Tsumura & Co.	1,430,464
		3,699,829
	Real Estate Development (0.8%)
92,000	Airport Facilities Co., Ltd. (Japan)	605,232

	Recreational Products (1.9%)
80,800	KOEI Co., Ltd.	1,439,046

	Regional Banks (2.7%)
258,000	Bank of Fukuoka, Ltd. (The)	1,985,292

	Restaurants (1.1%)
41,700	Ichibanya Co., Ltd.	827,959

	Steel (5.6%)
51,300	JFE Holdings, Inc.	2,089,595
506,000	Nippon Steel Corp.	2,112,825
		4,202,420
	Trucks/Construction/Farm Machinery (3.4%)
114,000	Hitachi Construction Machinery Co., Ltd.	2,516,063

	Wholesale Distributors (4.5%)
56,800	Impact 21 Co., Ltd.	1,043,068
119,300	Meiko Shokai Co., Ltd.	1,408,014
36,000	Toyota Tsusho Corp.	947,934
		3,399,016
	TOTAL COMMON STOCKS (Cost $66,848,989)	74,852,408

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (0.9%)
	REPURCHASE AGREEMENT
$669	Joint repurchase agreement account 5.27% due 09/01/06 (dated 08/31/06; proceeds $669,098) (a) (Cost $669,000)		669,000

	TOTAL INVESTMENTS (Cost $67,517,989)(b)	100.6%	75,521,408
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.6)	(534,775)
	NET ASSETS	100.0%	$74,986,633

(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $10,508,377 and the aggregate gross unrealized depreciation is $2,504,958, resulting in net unrealized appreciation of $8,003,419.

Forward Foreign Currency Contract Open at August 31, 2006:

CONTRACT TO	IN	DELIVERY	UNREALIZED
DELIVER	EXCHANGE FOR	DATE	(DEPRECIATION)

$ 148,859	JPY 17,438,792	09/01/06	$(38)

Currency Abbreviation:

JPY      Japanese Yen.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Japan Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 19, 2006